LOANS	12 Months Ended
Dec. 31, 2025
LOANS
LOANS

NOTE 16- LOANS

The Company advance receivables with Credit Rights Investment Funds - FIDC, the balances of receivables are transferred to the Funds with a corresponding entry being recognized under the heading "Loans and financing" in current liabilities according to the maturity age, the interest and other transaction financial costs are recognized as expenses at the time of the transaction. Due to the position of Assignor of credit rights, we are jointly and severally liable to the debtors (clients) for the punctuality and total settlement of all credit rights assigned to the FIDC, for the payment of principal, interest, fines, and other charges related to each operation in case of default.

Accounts receivables are written off upon receipt in full of its customers and/or upon assignment of these securities to the FIDC, in which the FIDC acquires directly from the Company the rights represented by trade notes arising from its commercial sales to its customers.

	Current		Non-Current		Total
	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Advance Receivables	730,185	594,403	-	-	730,185	594,403
Loans Bank	1,995,825	1,723,207	-	-	1,995,825	1,723,207
TOTAL	2,726,010	2,317,609	-	-	2,726,010	2,317,609

Advance Receivables

	12/31/2025	Interest Paid	Interest Provision	12/31/2024
PREMIER	711,262	-	133,673	577,589
RDF SOLUÇÕES FINANCEIRAS	5,242	-	584	4,658
ML BANK SECURITIZADORA S/A	13,681	-	1,525	12,156
TOTAL	730,185		97,574	594,403

Loans Bank

	12/31/2025	Acquisition	Interest Paid	Interest Provision	Payments	12/31/2024
Loans Bank	1,995,825		-	499,435		1,723,207